SHORT-TERM INVESTMENTS (Schedule of Short-Term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of short-term investments [Abstract]
Investments (deposits)	$ 34,043